Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
State net operating loss carry-forwards					$ 190,667,000	$ 145,884,000
Tax credit carry-forwards begin to expire year					2026	2030
Research and development tax credit carry-forwards					$ 5,751,000	$ 4,481,000
Federal and state research and development tax credit carry-forwards begin to expire year					2027	2025
Amounts for unrecognized tax benefits, interest or penalties					$ 0
Provision for income taxes	$ 0	$ 0	$ 0	$ 0
Gross deferred tax assets					$ 46,562,000	$ 35,991,000
Increase in gross deferred tax assets			$ 6,800,000